SUPPLEMENT DATED FEBRUARY 9, 2017

TO THE PROSPECTUS, SUMMARY PROSPECTUSES

AND STATEMENT OF ADDITIONAL INFORMATION DESCRIBED BELOW

THE INTEGRITY FUNDS

Williston Basin/Mid-North America Stock Fund: (Class A) (Ticker: ICPAX); (Class C) (Ticker: ICPUX)

Integrity Growth & Income Fund: (Class A) (Ticker: IGIAX); (Class C) (Ticker: IGIUX)

Integrity High Income Fund: (Class A) (IHFAX); (Class C) (Ticker: IHFCX)

Integrity Dividend Harvest Fund: (Class A) (IDIVX); (Class C) (Ticker: IDHCX)

Prospectus dated May 1, 2016 (the “Prospectus”)

Summary Prospectuses dated May 4, 2016 (each a “Summary Prospectus”)

Statement of Additional Information dated May 1, 2016 (the “SAI”)

THE INTEGRITY FUNDS

Williston Basin/Mid-North America Stock Fund: (Class I) (Ticker: ICWIX)

Integrity Growth & Income Fund: (Class I) (Ticker: IGIVX)

Integrity High Income Fund: (Class I) (IHFIX)

Integrity Dividend Harvest Fund: (Class I) (IDHIX)

Prospectus dated August 1, 2016 (the “Prospectus”)

Summary Prospectuses dated August 8, 2016 (each a “Summary Prospectus”)

Statement of Additional Information dated August 1, 2016 (the “SAI”)

THE INTEGRITY FUNDS

Integrity Energized Fund: (Class I) (NRIGX)

Prospectus dated August 1, 2016 (the “Prospectus”)

Summary Prospectuses dated August 8, 2016 (each a “Summary Prospectus”)

Statement of Additional Information dated August 1, 2016 (the “SAI”)

This Supplement is being provided to notify you that on February 3, 2017, the Board of Trustees of The Integrity Funds approved Vedder Price P.C as legal counsel for The Integrity Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE